Debt (Details) - USD ($)		1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 11, 2020	Mar. 25, 2021	Nov. 30, 2020	Feb. 29, 2020	Sep. 30, 2019	Aug. 31, 2019	Oct. 31, 2018	May 31, 2018	May 31, 2017	Jun. 30, 2015	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt (Details) [Line Items]
Maintain minimum amount													$ 2,000,000.0		$ 2,000,000
Outstanding balance of note payable															$ 2,893,667	$ 2,893,667
Purchase of shares (in Shares)															1,666,667
Exercisable and expire					In addition, the Company issued warrants to purchase up to 378,836 shares of Series B convertible preferred stock at a price of $2.88 per share with an initial aggregate fair value of $709,962 which are immediately exercisable and expire in September 2029.		The warrants have an exercise price of $96.24 per share and $106.17 per share, are immediately exercisable and expire in June 2025 and July 2027, respectively.		The warrant had an exercise price of $148.10 per share, was immediately exercisable and was to expire in July 2027.
Warrant exercise price (in Dollars per share)						$ 2.88
Maturity date description						the Company amended the Sub Agreement (“Amended Sub Agreement”) to extend the interest-only period through December 2020 and the maturity date to April 2023. Following the interest-only period, the Amended Sub Agreement requires 28 equal payments of principal and interest through March 2023, and a final lump sum payment of outstanding principal and interest at maturity.			Pursuant to the Sub Agreement, a final payment of $0.7 million was payable at the maturity date in April 2023.						Pursuant to the Sub Agreement, a final payment of $650,000 is payable at the maturity date in April 2023.
Amortized discount											$ 34,000	$ 36,000			$ 105,739	327,138
Unamortized discount															194,816	300,555
Fair value of warrant				$ 95,478										$ 186,000	743,837	71,635
Cash proceeds														$ 500,000		$ 3,303,535
Maturity date						The notes accrued simple interest of 6% per year and, if not converted, were to mature in January 2020.
Interest expense					$ 1,078,769								200,000
Outstanding balance													2,180,000		2,180,000
Notes payable															$ 2,900,000
Unamortized discount													$ 200,000
Investment agreement, description													The Company and Lender also entered into a Co-Investment Agreement, which grants to the Lender and its affiliates a right to purchase in the Company’s future private equity financings up to a total $3.0 million (if the Company only draws the first tranche) or $3.4 million (if the Company draws the second tranche) at the same per share purchase price and terms as other investors in such private equity financings.
Security Agreement [Member]
Debt (Details) [Line Items]
Borrowings amount										$ 3,500,000
Interest rate															3.62%	5.25%
Description of debt															The Agreement initially required monthly interest- only payments through December 2016, followed by 30 equal payments of principal and interest beginning January 2017 through its maturity in June 2019. However, the Agreement was amended multiple times, most recently in December 2020 and January 2021 to change the principal payment from a lump sum payment at December 31, 2020 to a 12-month amortization starting January 31, 2021 and be fully repaid on December 31, 2021. The Company must maintain at least $2,000,000 in an account with and under the control of the commercial bank, that reduces in line with the loan balance once the loan balance declines below $2,000,000.
Sub Agreement [Member]
Debt (Details) [Line Items]
Borrowings amount									$ 10,000,000
Interest rate									12.00%						12.00%	12.00%
Purchase of shares (in Shares)									3,376
Warrant exercise price (in Dollars per share)									$ 148.10
Final payment									$ 700,000						$ 650,000
Legal cost									300,000						279,757
Amortized discount									1,200,000						1,195,012
Fair value of warrant									$ 265,255
Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Cash proceeds						$ 3,303,535
Gross proceeds						$ 14,700,000
Percentage of conversion price						90.00%
PPP Loan [Member]
Debt (Details) [Line Items]
Interest rate	1.00%
Description of debt	The PPP Loan matures in two years and bears interest at a rate of 1% per year, with all payments deferred through the six-month anniversary of the date of the PPP Loan. Principal plus accrued unpaid interest is to be paid in one payment two years after the date of this note and may be prepaid by the Company at any time prior to maturity without penalty. The Company may apply for forgiveness of amounts due under the PPP Loan, with the amount of potential loan forgiveness to be calculated in accordance with the requirements of the CARES Act based on payroll costs, any mortgage interest payments, any covered rent payments and any covered utilities payments during the 8-24 week period after the origination date of the Loan.
Principal amount	$ 2,180,300
Outstanding balance													$ 2,200,000		2,180,300
Commercial Bank [Member]
Debt (Details) [Line Items]
Maintain minimum amount													$ 2,000,000.0		$ 2,000,000
Purchase of shares (in Shares)							234
Warrant exercise price (in Dollars per share)							$ 96.24
Series A-2 [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)								3,376
Series B convertible preferred stock [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)						580,383		12,576							580,383
Warrant exercise price (in Dollars per share)															$ 2.88
Fair value of warrant					709,962
Principal amount					$ 15,748
Converted shares (in Shares)					1,281,631
Price per share (in Dollars per share)					$ 2.88
Series A-1 convertible preferred stock [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)								100,712
Warrant exercise price (in Dollars per share)								$ 4.76
Loan and Security Agreement [Member]
Debt (Details) [Line Items]
Description of debt		the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Eastward Fund Management, LLC, as the lender (“Lender”) to establish a loan facility which provides for borrowings in the aggregate principal amount of up to $17.0 million, which are available to be drawn in two tranches. The first tranche of $15.0 million was funded on March 31, 2021. The second tranche of $2.0 million is available, at the Company’s request, between October 30, 2021 and November 30, 2021, provided the Company achieves at least $6,000,000 in revenue and a maximum EBITDA loss of $4,800,000 in each case for the third fiscal quarter of 2021. Outstanding borrowings under the Loan Agreement are secured by a first priority lien on substantially all of the personal property assets of the Company, including the Company’s intellectual property. The Company is required to pay only interest during the first 18 months after funding of the tranche and thereafter, the Company shall repay such loan amount in 30 consecutive equal monthly installments of principal plus accrued interest. The loan facility bears an annual interest rate of the prime rate as published in the Wall Street Journal, subject to a floor 3.25%, plus 8.75%. On the final repayment date, Company is also obligated to pay a final payment fee equal to seven and one-half percent (7.5%) of the amount of the applicable advance.											In connection with the Loan Agreement, the Company issued the Lender warrants with a fair value of $0.4 million, which was recorded as a discount to the loan, to purchase up to 346,500 shares (increasing to 392,700 shares upon funding of the second tranche) of common stock that were immediately vested upon funding with an exercise price of $3.00 per share and a term of the earlier of i) March 24, 2031 and ii) the third anniversary of the Company’s listing on Nasdaq. The warrants also provide that any shares issued pursuant to the warrants are entitled to the registration rights afforded to holders of the Company’s stock, all as set forth in those certain outstanding Registration Rights Agreement dated as of October 5, 2020.The Company recorded the final payment of $1.1 million as both a discount and an increase to the principal amount of the debt. The Company also capitalized certain lender and legal costs associated with the Loan Agreement totaling $0.2 million, which were recorded as a discount to the loan. The aggregate discount of $1.8 million is being amortized to interest expense over the repayment term of the Loan and Security Agreement. The Company amortized $0.1 million and $0.2 million of the discount to interest expense during the three months and six months ended June 30, 2021, respectively. At June 30, 2021, the remaining unamortized discount was $1.6 million.
Warrant [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)							91
Warrant exercise price (in Dollars per share)							$ 106.17
Fair value of warrant				$ 100,000
Common stock [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)			666,667												10,000,000
Common stock [Member] | Series B convertible preferred stock [Member]
Debt (Details) [Line Items]
Purchase of shares (in Shares)					378,836										378,836
Price per share (in Dollars per share)															$ 2.88
Prime Rate [Member] | Security Agreement [Member]
Debt (Details) [Line Items]
Interest rate										0.50%					0.50%